Debt due within one year	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Debt due within one year	Debt due within one year

For the year ended December 31	Note	Weighted average interest rate at December 31, 2024	2024	2023
Notes payable(1)	29	3.51%	2,203	207
Loans secured by receivables(2)	29	4.62%	1,600	1,588
Supplier finance arrangements due within one year	25	6.42%	73	74
Long-term debt due within one year(3)	25	3.82%	3,793	3,173
Total debt due within one year			7,669	5,042
(1)Includes commercial paper of $1,522 million in U.S. dollars ($2,190 million in Canadian dollars) and $149 million in U.S. dollars ($197 million in Canadian dollars) as at December 31, 2024 and December 31, 2023, respectively, which were issued under our U.S. commercial paper program and have been hedged for foreign currency fluctuations with forward currency contracts. See Note 29, Financial and capital management, for additional details.
(2)Loans secured by receivables totaled $1,112 million in U.S. dollars ($1,600 million in Canadian dollars) and $1,200 million in U.S. dollars ($1,588 million in Canadian dollars) as at December 31, 2024 and December 31, 2023, respectively, and have been hedged for foreign currency fluctuations with forward currency contracts. See Note 29, Financial and capital management, for additional details.
(3)Included in long-term debt due within one year is the current portion of lease liabilities of $1,088 million and $1,074 million as at December 31, 2024 and December 31, 2023, respectively.
Securitized receivables
In 2023, we amended our securitization program to add sustainability-linked pricing. The amendment introduces a financing cost that varies based on our performance of certain sustainability performance targets.
The following table provides further details on our securitized receivables programs during 2024 and 2023.

For the year ended December 31	2024	2023
Average interest rate throughout the year	5.50%	5.72%
Securitized receivables	3,405	3,320
Maximum amount still available under our securitization program	2,300	2,300
The securitization program is recorded as a floating rate revolving loan secured by certain receivables. We continue to service trade receivables and wireless device financing plan receivables under the securitization program, which matures in June 2027 unless previously terminated. The lenders' interest in the collection of these receivables ranks ahead of our interests, which means that we are exposed to certain risks of default on the amounts securitized.
We have provided various credit enhancements in the form of overcollateralization and subordination of our retained interests.
The lenders have no further claim on our other assets if customers do not pay the amounts owed.
Credit facilities
Bell Canada may issue notes under its Canadian and U.S. commercial paper programs up to the maximum aggregate principal amount of $3.0 billion in either Canadian or U.S. currency provided that at no time shall such maximum amount of notes exceed $3.5 billion in Canadian currency.
Effective November 22, 2024, the maximum amount of Bell Canada's committed unsecured revolving and expansion credit facilities was increased in the aggregate by $500 million as compared to December 31, 2023. The total amount of the net available committed revolving and expansion credit facilities may be drawn at any time.
On November 1, 2024, Bell Canada entered into a commitment letter (Commitment Letter) for a $3,700 million unsecured term loan facility (Ziply Term Facility) denominated in U.S. dollars ($5,324 million in Canadian dollars) that can be drawn to finance the acquisition of Ziply Fiber. Subsequent to year end and pursuant to the terms and conditions of the Commitment Letter, Bell Canada made reductions of $965 million in U.S. dollars ($1,375 million in Canadian dollars) in the aggregate amount of the Commitment Letter, decreasing the commitment thereunder to $2,735 million in U.S. dollars ($3,949 million in Canadian dollars).
In 2023, Bell Mobility Inc. (Bell Mobility) entered into a $600 million U.S. dollar uncommitted trade loan agreement to finance certain purchase obligations. Loan requests were made until April 30, 2024, with each loan having a term of up to 24 months. The loan agreement has been hedged for foreign currency fluctuations. See Note 29, Financial and capital management, for additional details.
The table below is a summary of our total bank credit facilities at December 31, 2024.

	Total available	Drawn	Letters of credit	Commercial paper outstanding	Net available
Committed credit facilities
Unsecured revolving and expansion credit facilities (1)(2)	4,000	—	—	2,190	1,810
Unsecured term loan facility	5,324	—	—	—	5,324
Unsecured non-revolving credit facilities	641	52	—	—	589
Other	106	—	71	—	35
Total committed credit facilities	10,071	52	71	2,190	7,758
Non-committed credit facilities
Bell Canada	1,810	—	512	—	1,298
Bell Mobility	863	863	—	—	—
Total non-committed credit facilities	2,673	863	512	—	1,298
Total committed and non-committed credit facilities	12,744	915	583	2,190	9,056
(1)Bell Canada’s $2.7 billion committed revolving credit facility expires in November 2029 and its $1.3 billion committed expansion credit facility expires in November 2027.
(2)As of December 31, 2024, Bell Canada’s outstanding commercial paper included $1,522 million in U.S. dollars ($2,190 million in Canadian dollars). All of Bell Canada’s commercial paper outstanding is included in Debt due within one year.
Restrictions
Some of our credit agreements:
•require us to meet specific financial ratios
•require us to offer to repay and cancel the credit agreement upon a change of control of BCE or Bell Canada
We are in compliance with all conditions and restrictions under such credit agreements.
Long-term debt

For the year ended December 31	Note	Weighted average interest rate at December 31, 2024	Maturity	2024	2023
Debt securities
1997 trust indenture (1)		4.18%	2025-2053	20,273	19,768
1976 trust indenture		9.38%	2027-2054	975	975
2011 trust indenture (2)				—	225
2016 U.S. trust indenture (3)		4.24%	2032-2054	9,445	7,529
1996 trust indenture (subordinated)		8.21%	2026-2031	275	275
Lease liabilities		4.35%	2025-2069	4,591	4,857
Bell Mobility trade loan (4)		4.87%	2025-2026	863	476
Supplier finance arrangements		6.42%	2025-2029	197	218
Other				243	204
Total debt				36,862	34,527
Net unamortized discount				(29)	(33)
Unamortized debt issuance costs				(132)	(112)
Less amounts due within one year:
Supplier finance arrangements	24			(73)	(74)
Long-term debt	24			(3,793)	(3,173)
Total long-term debt				32,835	31,135
(1)At December 31, 2024 and 2023, $1,300 million and $1,625 million, respectively, have been swapped from fixed to floating using interest rate swaps. As at December 31, 2024, $525 million have been swapped from fixed to floating with forward interest rate swaps starting in 2028. See Note 29, Financial and capital management, for additional details.
(2)On December 12, 2024, the trust indenture dated August 10, 2011 between Manitoba Telecom Services Inc. (now Bell MTS Inc.) and Computershare Trust Company of Canada, as supplemented from time to time, was canceled and discharged given that no more debt securities were outstanding thereunder.
(3)At December 31, 2024 and 2023, notes issued under the 2016 U.S. trust indenture totaled $6,550 million and $5,700 million in U.S. dollars, respectively, and have been hedged for foreign currency fluctuations with cross currency interest rate swaps, including $600 million in U.S. dollars which was swapped from fixed to floating at December 31, 2023. See Note 29, Financial and capital management, for additional details.
(4)At December 31, 2024 and 2023, loans incurred under the Bell Mobility trade loan agreement totaled $600 million in U.S. dollars and $360 million in U.S. dollars, respectively, and have been hedged for foreign currency fluctuations with cross currency interest rate swaps. See Note 29, Financial and capital management, for additional details.
Bell Canada's debt securities have been issued in Canadian dollars with the exception of debt securities issued under the 2016 U.S. trust indenture, which have been issued in U.S. dollars. All debt securities were issued at a fixed interest rate. We have entered into interest rate and cross currency interest rate derivatives to manage interest rate risk as disclosed in Note 29, Financial and capital management.
Supplier finance arrangements
Supplier finance arrangements are agreements whereby a finance provider pays amounts to a participating supplier in respect of invoices owed by BCE and receives the settlement from BCE at a later date. These arrangements have an average term of 5 years, whereas comparable trade payables would have payment terms between 30 and 60 days.
Restrictions
Some of our debt agreements:
•impose covenants and new issue tests
•require us to make an offer to repurchase certain series of debt securities upon the occurrence of a change of control event as defined in the relevant debt agreements
We are in compliance with all conditions and restrictions under such debt agreements.
All outstanding debt securities have been issued under trust indentures, are unsecured and have been guaranteed by BCE. All debt securities have been issued in series and certain series are redeemable at Bell Canada’s option prior to maturity at the prices, times and conditions specified for each series.
2024
On May 24, 2024, Bell Canada issued, under its 1997 trust indenture, 5.60% Series M-61 medium-term note (MTN) debentures, with a principal amount of $400 million, which mature on August 11, 2053. The Series M-61 debentures were issued pursuant to a re-opening of an existing series of MTN debentures. Additionally, on the same date, Bell Canada issued, under its 1997 trust indenture, 5.15% Series M-63 MTN debentures, with a principal amount of $1.1 billion, which mature on August 24, 2034.
On February 15, 2024, Bell Canada issued, under its 2016 trust indenture, 5.200% Series US-9 Notes, with a principal amount of $700 million in U.S. dollars ($942 million in Canadian dollars), which mature on February 15, 2034. The Series US-9 Notes have been hedged for foreign currency fluctuations through cross currency interest rate swaps. Additionally, on the same date, Bell Canada issued, under its 2016 trust indenture, 5.550% Series US-10 Notes, with a principal amount of $750 million in U.S. dollars ($1,009 million in Canadian dollars), which mature on February 15, 2054. The Series US-10 Notes have been hedged for foreign currency fluctuations with cross currency interest rate swaps. See Note 29, Financial and capital management, for additional details.
The Series M-61 and M-63 MTN debentures and the Series US-9 and US-10 Notes are fully and unconditionally guaranteed by BCE.
Subsequent to year end, on February 18, 2025, Bell Canada completed an offering of $2,250 million in U.S. dollars ($3,187 million in Canadian dollars) aggregate principal amount of Fixed-to-Fixed Rate Junior Subordinated Notes in two series (A and B).
The $1,000 million in U.S. dollars ($1,416 million in Canadian dollars) Fixed-to-Fixed Rate Junior Subordinated Notes, Series A due 2055 initially bear interest at an annual rate of 6.875% and reset every five years starting on September 15, 2030 at an annual rate equal to the five-year U.S. Treasury rate plus a spread of 2.390%, provided that the interest rate during any five-year interest period will not reset below 6.875%. The $1,250 million in U.S. dollars ($1,771 million in Canadian dollars) Fixed-to-Fixed Rate Junior Subordinated Notes, Series B due 2055 initially bear interest at an annual rate of 7.000% and reset every five years starting on September 15, 2035 at an annual rate equal to the five-year U.S. Treasury rate plus a spread of 2.363%, provided that the interest rate during any five-year interest period will not reset below 7.000%. Bell Canada may redeem either series of the Junior Subordinated Notes, in whole or in part, at a redemption price equal to 100% of the principal amount commencing on the applicable first reset dates. The Series A and B Notes have been hedged for foreign currency fluctuations with foreign exchange swaps having a settlement date in 2025.

2023
On November 14, 2023, Bell Canada issued, under its 1997 trust indenture, 5.85% Series M-57 MTN debentures, with a principal amount of $300 million, which mature on November 10, 2032. The Series M-57 debentures were issued pursuant to a re-opening of an existing series of MTN debentures. Additionally on the same date, Bell Canada issued under its 1997 trust indenture, 5.25% Series M-62 MTN debentures, with a principal amount of $700 million, which mature on March 15, 2029.
On August 11, 2023, Bell Canada issued, under its 1997 trust indenture, 5.15% Series M-60 MTN debentures, with a principal amount of $600 million, which mature on November 14, 2028. Additionally, on the same date, Bell Canada issued under its 1997 trust indenture, 5.60% Series M-61 MTN debentures, with a principal amount of $400 million, which mature on August 11, 2053.
On May 11, 2023, Bell Canada issued, under its 2016 trust indenture, 5.100% Series US-8 Notes, with a principal amount of $850 million in U.S. dollars ($1,138 million in Canadian dollars), which mature on May 11, 2033. The Series US-8 Notes have been hedged for foreign currency fluctuations with cross currency interest rate swaps. See Note 29, Financial and capital management, for additional details.
On February 9, 2023, Bell Canada issued, under its 1997 trust indenture, 4.55% Series M-58 MTN debentures, with a principal amount of $1,050 million, which mature on February 9, 2030. Additionally, on the same date, Bell Canada issued, under its 1997 trust indenture, 5.15% Series M-59 MTN debentures, with a principal amount of $450 million, which mature on February 9, 2053.